Taxes - Schedule of Deferred Tax Assets Valuation Allowance Movement (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Deferred Tax Assets Valuation Allowance Movement [Abstract]
Beginning balance	$ 41,826	$ 43,491
Change (credit) to tax expense in current year	46,974	(3,302)
Foreign currency translation adjustments	(1,546)	1,637
Ending balance	$ 87,254	$ 41,826